Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Accrued Expenses, Current
Accrued employee - related expenses	$ 26,690	$ 35,192	$ 32,398
Accrued tax liabilities	6,110	6,274	6,929
Accrued restructuring	2,135	1,488	1,953
Accrued professional fees	3,978	3,440	2,219
Accrued installments for acquisition	0	4,832	3,616
Income taxes payable	27,267	3,811	870
Other	12,524	9,883	10,447
Total accrued expenses, current	78,704	64,920	58,432
Accrued Expenses, Non-Current
Share-based compensation	0	92,047	22,565
Other	18,028	6,312	9,345
Total accrued expenses, non-current	$ 18,028	$ 98,359	$ 31,910